SUBSEQUENT EVENTS (Details) (2004 Plan [Member], ADSs [Member], USD $)	1 Months Ended
Feb. 25, 2014
2004 Plan [Member] | ADSs [Member]
Subsequent Event [Line Items]
Options granted	310,000
Options granted, exercise price	$ 9.98